FORM N-SAR
                             SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

     or fiscal year ending:   12/31/2000

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N


Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    KILICO Variable Annuity Separate Account
     B.   File Number: 811-   3199
     C.   Telephone Number:   847-550-5500


2.   A.   Street:   1 Kemper Drive
     B.   City: Long Grove  C.  State: IL  D.  Zip Code: 60049   Zip Ext:0001
     E.   Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)  N


4.   Is this the last filing on this form by Registrant?  (Y/N)  N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)  Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]


7.   A.   Is Registrant a series or multiple portfolio company?  (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?


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                                                  If filing more than one
                                                  Page 49, "X" box: [  ]
For period ending   12/31/2000
File number 811-    3199


116. Family of investment companies information:
     A.   [/ ]  Is Registrant part of a family of investment
                companies? (Y/N)                                        ___
                                                                        Y/N
     B.   [/ ]  Identify the family in 10 letters:
                (NOTE: In filing this form, use this identification consistently for all investment companies in family.
                This designation is for purposes of this form only.)

117. A.   [/ ]  Is Registrant a separate account of an insurance
                company? (Y/N)                                          ___
                                                                        Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   [/ ]  Variable annuity contracts? (Y/N)                        Y
                                                                        Y/N

     C.   [/ ]  Scheduled premium variable life contracts? (Y/N)        ___
                                                                        Y/N

     D.   [/ ]  Flexible premium variable life contracts? (Y/N)         ___
                                                                        Y/N

     E.   [/ ]  Other types of insurance products registered
                under the Securities Act of 1933? (Y/N)                 ___
                                                                        Y/N

118. [/ ] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/ ] State the total value of the portfolio securities on the date of deposit for the new series included in
          item 119 ($000's omitted)                          $

121. [/ ] State the number of series for which a current prospectus was in existence at the end of the period.

122. [/ ] State the number of existing series for which
          additional units were registered under the
          Securities Act of 1933 during the current period.            1

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                                                 If filing more than one
                                                 Page 50, "X" box: [  ]
For period ending   12/31/2000
File number 811-    3199


123. [/ ]  State the total value of the additional units
           considered in answering item 122
           ($000's omitted)                                  $ 16,547

124. [/ ]  State the total value of units of prior series
           that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)                                  $

125. [/ ]  State the total dollar amount of sales loads
           collected (before reallowances to other
           brokers or dealers) by Registrant's principal
           underwriter and any underwriter which is an
           affiliated person of the principal underwriter
           during the current period solely from the sale
           of units of all series of Registrant
           ($000's omitted)                                  $ 1,732


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)
     ($000's omitted)                                        $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of      Total Assets      Total Income
                               Series          ($000's         Distributions
                              Investing        omitted)       ($000's omitted)

A.   U.S. Treasury direct
     issue                                     $                $

B.   U.S. Government agency                    $                $

C.   State and municipal
     tax-free                                  $                $

D.   Public utility debt                       $                $

E.   Brokers or dealers debt
     or debt of brokers' or
     dealers' parent                           $                $

F.   All other corporate
     intermed. & long term
     debt                                      $                $

G.   All other corporate
     short-term debt                           $                $

H.   Equity securities of
     brokers or dealers
     or parents of brokers
     or dealers                                $                $

I.   Investment company
     equity securities                         $                $

J.   All other equity
     securities                 1              $ 4,040,708      $

K.   Other securities                          $                $

L.   Total assets of all
     series of registrant       1              $ 4,040,708      $


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
                                                If filing more than one
                                                Page 51, "X" box: [  ]
For period ending   12/31/2000
File number 811-    3199


128. [/ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current period
           insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                ___
           [If answer is "N" (No), go to item 131.]                     Y/N


129. [/ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)          ___
          [If answer is "N" (No). go to item 131.]                      Y/N


130. [/ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N)                                            ___
                                                                        Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period
     ($000's omitted)                                        $ 54,917


132. [/ ]  List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-



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This report is signed on behalf of the registrant (or depositor or trustee)
in the City of Long Grove and State of Illinois on February 15, 2001.

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                    (NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)



Witness:  /s/ Frank J. Julian           By:  /s/ David S. Jorgensen
          Frank J. Julian                    David S. Jorgensen
          Senior Vice President,             Senior Vice President,
          Associate General Counsel          Controller and Treasurer
          and Assistant Secretary            (Name and title of person
          (Name and Title)                   signing on behalf of
                                             registrant, depositor or
                                             trustee)